Debt Obligations (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Due to Affiliate	$ 20,000	$ 0
Revolving loan facility	121,035	128,285
Other Long-term Debt	157	0
Notes Payable	1,174
Long-term debt	152,169	128,285
Long- term debt	124,888	128,285
Less: current portion of long-term debt	$ 7,281	$ 0